Cover	Mar. 21, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2024
Entity File Number	001-40914
Entity Registrant Name	FINTECH ECOSYSTEM DEVELOPMENT CORP.
Entity Central Index Key	0001852407
Entity Tax Identification Number	86-2438985
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Springhouse Drive
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Collegeville
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19426
City Area Code	610
Local Phone Number	226-8101
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, one right and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, one right and one-half of one redeemable warrant
Trading Symbol	FEXDU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	ClassA common stock, par value $0.0001 per share
Trading Symbol	FEXD
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FEXDW
Security Exchange Name	NASDAQ
Rights included as part of the units
Title of 12(b) Security	Rights included as part of the units
Trading Symbol	FEXDR
Security Exchange Name	NASDAQ